Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessel cost, Balance		$ 872,676,077	$ 1,111,484,926
Vessel cost, Additions		748,848
Vessel cost, Impairment loss		(22,779,899)	(169,553,060)
Vessel cost, Disposals		(12,046,017)	(8,100,000)
Vessel cost, Transfer from Advances for vessel under construction and acquisitions			30,366,897
Vessel cost, Other additions			1,227,314
Vessel cost, Transfer to Vessel held for sale		(10,579,596)	(12,250,000)
Vessel cost, Spin-off of tankers			(80,500,000)
Vessel cost, Balance	$ 872,676,077	828,019,413	872,676,077	$ 1,111,484,926
Accumulated Depreciation, Balance		(191,338,924)	(279,149,867)
Accumulated Depreciation, Impairment loss		19,612,865	124,936,846
Accumulated Depreciation, Disposals		0	0
Accumulated Depreciation, Depreciation for the year		(27,814,901)	(37,125,903)
Accumulated Depreciation, Balance	(191,338,924)	(199,540,960)	(191,338,924)	(279,149,867)
Net Book Value, Balance		681,337,153	832,335,059
Net Book Value, Additions		748,848
Net Book Value, Impairment loss		(3,167,034)	(44,616,214)	(3,857,307)
Net Book Value, Disposals		(12,046,017)	(8,100,000)
Net Book Value, Transfer from Advances for vessel under construction and acquisitions			30,366,897
Net Book Value, Other additions			1,227,314
Net Book Value, Transfer to Vessel held for sale		(10,579,596)	(12,250,000)
Net Book Value, Spin-off of tankers			(80,500,000)
Net Book Value, Depreciation for the year	(195,858)	(27,814,901)	(37,125,903)	(37,455,093)
Net Book Value, Balance	$ 681,337,153	$ 628,478,453	$ 681,337,153	$ 832,335,059